Equity (Details) - USD ($)								12 Months Ended
		Aug. 09, 2024	Jul. 01, 2024	Jun. 28, 2024	Jun. 26, 2024	Mar. 06, 2024	Feb. 02, 2022	Dec. 31, 2024	Feb. 23, 2024	Dec. 31, 2023
Equity [Line Items]
Authorized share capital	[1]							500,000,000		500,000,000
Ordinary shares of par value (in Dollars per share)	[1]							$ 0.0001		$ 0.0001
Ordinary shares issued	[1]							46,595,743		41,000,000
Issuance of ordinary shares									41,000,000
Ordinary shares outstanding	[1]							33,595,743		41,000,000
Escrow account								13,000,000
Net profit amount (in Dollars)								$ 41,000,000
Shares deemed issued								13,000,000
Granted share				70,000
Compensation expenses (in Dollars)				$ 609,000
Aggregate purchase shares						600,000
Purchase of price per share (in Dollars per share)						$ 10
Aggregate purchase price (in Dollars)		$ 100			$ 100
Ordinary shares issued			6,000,000		500,000
Number of sold shares							9,200,000
Units issued during period shares new issues			1				1
Redemption warrant								30 days
Sale of price per share (in Dollars per share)								$ 16.5
Trading days								20 days
Trading day period								30 days
Sold private placement units								424,480
Other units issued			315,543
Redeemable Warrant [Member]
Equity [Line Items]
Number of shares			1				1
Public Right Warrant [Member]
Equity [Line Items]
Number of shares							1
Public Warrants [Member]
Equity [Line Items]
Number of each warrant							1
Exercise price (in Dollars per share)							$ 11.5
Warrant [Member]
Equity [Line Items]
Exercise price (in Dollars per share)								$ 0.01
Warrants outstanding								212,240
Private Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)								$ 11.5
Other Warrants [Member]
Equity [Line Items]
Number of shares			1
Number of each warrant			1
Exercise price (in Dollars per share)			$ 11.5
Warrants outstanding (in Dollars)								$ 157,767
Public Rights [Member]
Equity [Line Items]
Ordinary shares issued								920,000
Private Rights [Member]
Equity [Line Items]
Ordinary shares issued								42,448
Other Rights [Member]
Equity [Line Items]
Ordinary shares issued								33,919
Ordinary shares [Member]
Equity [Line Items]
Ordinary shares of par value (in Dollars per share)									$ 0.0001
Ordinary shares issued									41,000,000
Sponsor [Member] | Ordinary shares [Member]
Equity [Line Items]
Ordinary shares issued			1,796,328
Business Combination [Member]
Equity [Line Items]
Ordinary shares issued								41,000,000
Escrow account								13,000,000
Number of shares			1				1
Business Combination [Member] | Ordinary shares [Member]
Equity [Line Items]
Ordinary shares issued								41,000,000
PIPE Purchase Agreement [Member]
Equity [Line Items]
Aggregate purchase price (in Dollars)					$ 6,000,000
Ordinary shares issued			600,000
Additionally issued shares		500,000
Directors [Member] | Ordinary shares [Member]
Equity [Line Items]
Ordinary shares outstanding									41,000,000
PubCo [Member]
Equity [Line Items]
Ordinary shares issued								13,000,000
PubCo [Member] | Ordinary shares [Member]
Equity [Line Items]
Ordinary shares issued								13,000,000
BWAQ [Member] | Ordinary shares [Member]
Equity [Line Items]
Ordinary shares issued			4,425,743
Ordinary shares [Member]
Equity [Line Items]
Ordinary shares of par value (in Dollars per share)									$ 0.0001
Ordinary shares issued									41,000,000
Issuance of ordinary shares									41,000,000
Ordinary shares outstanding			33,095,743
Trading days								10 days
Ordinary shares [Member] | PubCo [Member]
Equity [Line Items]
Ordinary shares issued			46,095,743					46,095,743
Fuji Solar [Member] | Ordinary shares [Member]
Equity [Line Items]
Ordinary shares issued			530,066
Public Shareholders [Member] | Ordinary shares [Member]
Equity [Line Items]
Ordinary shares issued			717,035
Public shareholder [Member] | Ordinary shares [Member]
Equity [Line Items]
Ordinary shares issued			949,714
Underwriter [Member] | Ordinary shares [Member]
Equity [Line Items]
Ordinary shares issued			412,600
Independent Directors [Member] | Ordinary shares [Member]
Equity [Line Items]
Ordinary shares issued			20,000
Public Warrants [Member]
Equity [Line Items]
Warrants outstanding								4,600,000

[1]	The share information is presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).